Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2014
Shareholders' equity
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2012	2013	2014
Shares outstanding at beginning of year	3,600,886,932	3,663,483,895	3,710,960,252
New issuances	103,429,360	—	—

Common stock held in treasury:
Repurchases of common stock	(50,093,031)	(19,209)	(40,054,831)
Sales of common stock	1,530	601	1,920,457
Common stock issued to employees	9,271,600	47,335,900	44,689,800
Other net change in treasury stock	(12,496)	159,065	114,784

Shares outstanding at end of year	3,663,483,895	3,710,960,252	3,717,630,462